LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

7. LONG‑TERM INVESTMENTS

Equity securities without readily determinable fair value

The Group had the following equity securities without readily determinable fair value:

	As of December 31,
	2018	2019
	US$	US$
Tibet Gelonghui Information Technology Co., LTD (“Gelonghui”)(a)	1,454,440	1,436,413
UNext Group Limited ("UNext")(b)	—	600,000
Total	1,454,440	2,036,413
(a)

In October 2017, the Group acquired 1.0% of the equity interests of Gelonghui for a purchase consideration of US$1,536,972  (RMB10,000,000). Gelonghui is principally engaged in information technology development, technical consultation and technical services. On January 1, 2018, the Group adopted ASU 2016‑01 and ASU 2018‑03 with no significant impacts noted. No fair value change was recorded for the years ended December 31, 2018 and 2019. The change of balance was foreign exchange difference.

(b)

In December 2019, the Group acquired 0.6% of the equity interests of UNext for a purchase consideration of US$600,000. UNext is principally engaged in financing service. No fair value change was recorded for the year ended December 31, 2019.

Available‑for‑sale investments

The Group had the following available‑for‑sale investments:

	As of December 31,
	2018	2019
	US$	US$
Beijing Yingxin Network Technology Co., LTD (“Yingxin”)(c)	762,955	753,496
Beijing Smart Zhenzhi Technology Co., LTD (“Zhenzhi”)(d)	169,296	167,197
Alphalion Technology Holding Limited (“Alphalion”)(e)	—	3,060,113
Total	932,251	3,980,806

(c)   In September 2017, the Group acquired 2.91% of the equity interests of Yingxin for a purchase consideration of US$461,092  (RMB3,000,000). Yingxin is principally engaged in IT services, including systems, data or maintenance. The investment was classified as available‑for‑sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. The unrealized holding gains of nil,  US$326,623 and nil were reported in other comprehensive income or loss for the years ended December 31, 2017, 2018 and 2019, respectively. The change of balance in 2019 was foreign exchange difference.

(d)   In July 2017, the Group acquired a 3.33% equity interest of Zhenzhi for a purchase consideration of US$153,697 (RMB1,000,000). Zhenzhi is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available‑for‑sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investors and measured the investment subsequently at fair value. The unrealized holding gains of nil,  US$23,853 and nil were reported in other comprehensive income or loss for the years ended December 31, 2017, 2018 and 2019, respectively. The change of balance in 2019 was foreign exchange difference.

(e)   In February 2019, the Group entered into a series of agreements to convert its short-term interest-free loans to Alphalion Technology Holding Limited and its affiliates amounted at US$3,060,113 into a 25% equity interest of Alphalion (Note 15). Alphalion is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available-for-sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to investors and measured the investment subsequently at fair value. No fair value change was recorded for the year ended December 31, 2019.